Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (10,125)	$ (19,839)	$ (46,131)	$ (20,034)
Weighted-average shares outstanding	63,058,761	38,425,566	45,465,103	28,419,593
Basic net loss per share	$ (0.16)	$ (0.52)	$ (1.01)	$ (0.73)
Number of shares used in per share computation	63,058,761	38,425,566	45,465,103	29,483,021
Diluted net loss per share	$ (0.16)	$ (0.52)	$ (1.01)	$ (0.75)
Deemed dividend from warrant price adjustment				$ (661)
Net loss available to common stockholders			46,131	20,695
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (9,803)	$ (18,754)	$ (44,072)	$ (18,452)
Weighted-average shares outstanding	61,053,860	36,324,198	43,435,887	26,175,279
Basic net loss per share	$ (0.16)	$ (0.52)	$ (1.01)	$ (0.73)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	$ (322)	$ (1,085)	$ (2,059)	$ (1,754)
Allocation of net loss	$ (10,125)	$ (19,839)	$ (46,131)	$ (22,213)
Number of shares used in basic earnings per share calculation	61,053,860	36,324,198	43,435,887	26,175,279
Conversion of Class B to Class A Common Stock	2,004,901	2,101,368	2,029,216	2,244,314
Number of shares used in per share computation	63,058,761	38,425,566	45,465,103	29,483,021
Diluted net loss per share	$ (0.16)	$ (0.52)	$ (1.01)	$ (0.75)
Deemed dividend from warrant price adjustment				$ (609)
Net loss available to common stockholders			(44,072)	(19,061)
Net loss available to common stockholders			(44,072)	(19,061)
Change in fair value of PIPE make-whole liability				(764)
Change in fair value of liability-classified warrants				(634)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Shares issuable in satisfaction of PIPE make-whole liability				727,223
Shares issuable under liability-classified warrants				336,205
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss	$ (322)	$ (1,085)	$ (2,059)	$ (1,582)
Weighted-average shares outstanding	2,004,901	2,101,368	2,029,216	2,244,314
Basic net loss per share	$ (0.16)	$ (0.52)	$ (1.01)	$ (0.73)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Allocation of net loss	$ (322)	$ (1,085)	$ (2,059)	$ (1,691)
Number of shares used in basic earnings per share calculation	2,004,901	2,101,368	2,029,216	2,244,314
Conversion of Class B to Class A Common Stock
Number of shares used in per share computation	2,004,901	2,101,368	2,029,216	2,244,314
Diluted net loss per share	$ (0.16)	$ (0.52)	$ (1.01)	$ (0.75)
Deemed dividend from warrant price adjustment				$ (52)
Net loss available to common stockholders			(2,059)	(1,634)
Net loss available to common stockholders			(2,059)	(1,634)
Change in fair value of PIPE make-whole liability				(66)
Change in fair value of liability-classified warrants				(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock				$ 63
Shares issuable in satisfaction of PIPE make-whole liability
Shares issuable under liability-classified warrants